Commitments and Contingencies - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 16, 2019 USD ($) ft²	Dec. 31, 2019 USD ($) ft² LeaseOption
Commitments And Contingencies [Line Items]
Operating lease, description		The Company leases its office and laboratory space located in San Diego, California, under an operating lease agreement (the Lease). The Lease commenced in March 2018.
Operating lease, commenced period		2018-03
Operating lease, term of contract		8 years
Operating lease, existence of option to extend		true
Operating lease, option to extend		the Company has one option to extend the Lease for a period of five additional years.
Number of options to extend lease | LeaseOption		1
Operating lease, additional term of contract		5 years
Operating lease, term of terminate		9 months
Operating lease, tenant improvement allowance		$ 1.2
Lease Amendment
Commitments And Contingencies [Line Items]
Net rentable area | ft²	21,180	17,669
Remaining term of base rent	$ 7.6